Commitments and Contingencies - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Payments Due by Periods
Less than 1 year (remaining)	$ 20,948
1 – 3 years	27,500
3 – 5 years	0
More than 5 years	0
Total	$ 48,448